CAPITAL STOCK (Details Narrative) - USD ($)					1 Months Ended																					2 Months Ended	3 Months Ended						6 Months Ended			7 Months Ended	12 Months Ended
	Jun. 04, 2021	Jan. 04, 2021	May 15, 2020	Feb. 12, 2020	May 31, 2021	Apr. 30, 2021	Mar. 29, 2021	Feb. 28, 2021	Feb. 22, 2021	Dec. 31, 2020	Dec. 21, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Sep. 23, 2020	Aug. 31, 2020	Jul. 31, 2020	May 31, 2020	May 28, 2020	May 19, 2020	May 18, 2020	Apr. 30, 2020	Apr. 27, 2020	Apr. 25, 2020	Feb. 29, 2020	May 31, 2020	May 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Jul. 31, 2020	Apr. 30, 2020	Jan. 31, 2020	Jul. 31, 2021	Apr. 30, 2021	Apr. 30, 2020	Oct. 31, 2020	Oct. 31, 2020	Oct. 31, 2019	Jun. 01, 2021	Feb. 26, 2020
Preferred stock, shares authorized						10,000,000							10,000,000															10,000,000						10,000,000		10,000,000	10,000,000
Preferred stock, par value						$ 0.001							$ 0.001															$ 0.001						$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares issued						0							0															0						0		0	0
Preferred stock, shares outstanding						0							0															0						0		0	0
Common stock, shares authorized						2,500,000,000							1,500,000,000							1,500,000,000	1,500,000,000							2,500,000,000						2,500,000,000		1,500,000,000	1,500,000,000	1,500,000,000	2,500,000,000
Stock-based compensation expense																																		$ 7,850,613	$ 792,536		$ 9,914,499	$ 727,412
Stock issued during period, shares, new issues						240,000		50,000		25,000
Stock-based compensation expense																												$ 7,875						$ 240,000
Consulting Agreement [Member]
Stock-based compensation expense													$ 875,000
MCPP [Member]
Common stock shares sold during the period																												33,000,000						49,500,000
Stock-based compensation expense																												$ 891,000						$ 1,336,500			$ 7,911,000
Common stock granted																								205,000,000
Stock issued during period, shares, new issues																																		342,500,000			293,000,000
Shares authorized under plan						342,500,000							582,500,000															342,500,000						342,500,000		582,500,000	582,500,000
Funding Facility [Member]
Debt conversion, converted instrument, shares issued				40,000,000
Two Employees [Member]
Share price					$ 0.175																						$ 0.175
Stock exchanged for commission payables, shares					176,989
Stock exchanged for commission payables, value					$ 30,973
Employee [Member]
Stock-based compensation expense																																		$ 27,450
Stock issued during period, shares, new issues						500,000
Employee [Member] | Employment Agreement [Member]
Option grant	1,000,000
Grant price	$ 0.136
Value of stock granted	$ 136,000
Consultant [Member]
Stock-based compensation expense																																		$ 74,344
Stock issued during period, shares, new issues																											750,000
Consultant [Member] | Consulting Agreement [Member]
Stock-based compensation expense																												$ 51,167
Share price							$ 0.0614
Stock issued during period, shares, new issues							20,000,000
Common stock issued, Value							$ 1,228,000
Third Party [Member]
Stock-based compensation expense																												$ 11,875									$ 250,000
Share price																	$ 0.05													$ 0.05
Stock issued for services, shares								500,000									5,000,000
Third Party [Member] | Consulting Agreement [Member]
Stock-based compensation expense																																	$ 28,500
Share price						$ 0.057																						$ 0.057						$ 0.057
Stock issued during period, shares, new issues						500,000
Seven Accredited Investors [Member]
Common stock shares sold during the period						13,677,821
Proceeds from issuance of common stock						$ 535,000
Sale of stock, price per share					$ 0.13																						$ 0.13
Seven Accredited Investors [Member] | Minimum [Member]
Sale of stock, price per share						$ 0.03																						0.03						0.03
Seven Accredited Investors [Member] | Maximum [Member]
Sale of stock, price per share						$ 0.25																						0.25						$ 0.25
Eight Accredited Investors [Member]
Common stock shares sold during the period					2,087,822
Proceeds from issuance of common stock					$ 286,250
CMO [Member]
Stock-based compensation expense																																					$ 140,000
Share price																									$ 0.028
Stock issued for services, shares								500,000																	5,000,000
Stock issued for services, value								$ 82,250
Mr. Mitrani [Member]
Stock-based compensation expense																																		$ 5,721,000
Common stock granted											15,000,000
Stock issued during period, shares, new issues										47,675,000
Accredited Investors [Member]
Common stock shares sold during the period												800,000
Proceeds from issuance of common stock												$ 40,000
Sale of stock, price per share												$ 0.05
Five Accredited Investors [Member]
Common stock shares sold during the period								12,340,910					2,033,333	4,800,000																	11,050,000
Proceeds from issuance of common stock								$ 665,000					$ 170,000	$ 410,000																	$ 221,000
Sale of stock, price per share								$ 0.06	$ 0.086
Five Accredited Investors [Member] | Minimum [Member]
Sale of stock, price per share													$ 0.06	$ 0.06																						$ 0.06	$ 0.06
Five Accredited Investors [Member] | Maximum [Member]
Sale of stock, price per share													0.10	$ 0.10																						0.10	$ 0.10
Republic Asset Holdings LLC [Member]
Common stock shares sold during the period									1,818,181														5,000,000
Proceeds from issuance of common stock									$ 100,000														$ 100,000
Sale of stock, price per share									$ 0.055														$ 0.02
Stock-based compensation expense						$ 56,364																															$ 34,500
Consultant [Member] | Consultants Agreement [Member]
Stock-based compensation expense																																					$ 266,400
Common stock granted																																					12,000,000
Share price																																						$ 0.022
Shares vested												2,000,000
Sales Executives [Member]
Stock-based compensation expense																																		$ 290,000			$ 35,000
Common stock granted																																					1,000,000
Share price						$ 0.145							$ 0.035															$ 0.145						$ 0.145		0.035	$ 0.035
Shares vested																																					4,500,000
One Individual [Member]
Stock-based compensation expense																																		$ 36,225
Share price												$ 0.145
Stock issued for services, shares												250,000
Dr. Mari Mitrani [Member]
Common stock granted											15,000,000
Stock issued during period, shares, new issues										47,675,000
Mr. Bothwell [Member]
Common stock granted											15,000,000
Exercise price of warrants																																								$ 0.028
Stock issued during period, shares, new issues										47,675,000
Albert Mitrani [Member] | MCPP [Member]
Common stock granted															15,000,000
Share price															$ 0.25
Dr. Maria I. Mitrani [Member] | MCPP [Member]
Common stock granted															7,500,000
Share price															$ 0.50
Bothwell [Member] | MCPP [Member]
Common stock granted															15,000,000
Share price															$ 0.75
Three Accredited Investors [Member]
Common stock shares sold during the period																																3,250,000
Proceeds from issuance of common stock																																$ 65,000
Sale of stock, price per share																						$ 0.02									$ 0.02	$ 0.02			$ 0.02
Dr. Allen Meglin [Member]
Common stock shares sold during the period													625,000			422,514	1,166,666						5,000,000			11,000,000
Proceeds from issuance of common stock													$ 127,251													$ 220,000
Sale of stock, price per share													$ 0.08			$ 0.10	$ 0.03	$ 0.02					$ 0.02			$ 0.02				0.03						$ 0.08	$ 0.08
Stock-based compensation expense																																					$ 195,869
Common stock granted											1,000,000
Two Accredited Investors [Member]
Common stock shares sold during the period																	1,000,000	3,000,000
Proceeds from issuance of common stock																	$ 25,000	$ 60,000
Sale of stock, price per share																		$ 0.02								$ 0.02
Two Accredited Investors [Member] | Minimum [Member]
Sale of stock, price per share																	$ 0.02													0.02
Two Accredited Investors [Member] | Maximum [Member]
Sale of stock, price per share																	$ 0.03													0.03
19 Accredited Investors [Member]
Common stock shares sold during the period																13,499,992	13,499,992
Proceeds from issuance of common stock																$ 405,000	$ 405,000
Sale of stock, price per share																$ 0.03	$ 0.03													$ 0.03
Restricted cash																$ 25,000
Nine Accredited Investors [Member]
Common stock shares sold during the period																8,606,665
Proceeds from issuance of common stock																$ 392,100
Nine Accredited Investors [Member] | Minimum [Member]
Sale of stock, price per share																$ 0.03
Nine Accredited Investors [Member] | Maximum [Member]
Sale of stock, price per share																0.06
Sales Executive [Member]
Stock-based compensation expense																																					157,500
Three Individuals [Member]
Stock-based compensation expense																																					18,650
Stock issued for services, shares																																650,000
Three Individuals [Member] | Minimum [Member]
Share price																																$ 0.027
Three Individuals [Member] | Maximum [Member]
Share price																																0.031
Four Individuals [Member]
Stock-based compensation expense																																					89,458
Stock issued for services, shares																															2,725,000
Four Individuals [Member] | Minimum [Member]
Share price																																0.029
Four Individuals [Member] | Maximum [Member]
Share price																																$ 0.034
Eight Individuals [Member]
Stock-based compensation expense																																					27,809
Stock issued for services, shares																														925,000
Eight Individuals [Member] | Minimum [Member]
Share price																	0.031													$ 0.031
Eight Individuals [Member] | Maximum [Member]
Share price																	$ 0.048													$ 0.048
Nine Individuals [Member]
Stock-based compensation expense																																					$ 96,600
Stock issued for services, shares																																				1,050,000
Nine Individuals [Member] | Minimum [Member]
Share price													0.023																							$ 0.023	$ 0.023
Nine Individuals [Member] | Maximum [Member]
Share price													$ 0.28																							0.28	$ 0.28
Director [Member]
Stock-based compensation expense																																					$ 16,210
Share price																						$ 0.022									$ 0.022				$ 0.022
Shares issued, shares based compensation, shares																						736,808
Distributor [Member]
Stock-based compensation expense																			$ 345,000																		345,000
Common stock granted																			3,000,000
Share price																			$ 0.115
Advisor [Member]
Stock-based compensation expense			$ 10,000
Stock issued for services, shares			1,000,000
Shares vested, description			250,000 shares shall be fully vested as of the Effective Date, 250,000 shares vest on the sixth month anniversary of the Effective Date, 250,000 shares vest on the ninth month anniversary of the Effective Date and 250,000 shares vest on the twelfth month anniversary of the Effective Date, provided however that the Agreement is in full effect during such vesting period(s) for the respective portion of the Grant.
Warrants to purchase share of common stock			6,000,000
Exercise price of warrants			$ 0.04
Warrant term			3 years
Consultant 1 [Member]
Share price																$ 0.127
Stock issued for services, shares																300,000
Consultant 2 [Member]
Share price																$ 0.127
Stock issued for services, shares																25,000
Two Consultant [Member]
Stock-based compensation expense																																					40,790
Two Individuals [Member]
Stock-based compensation expense																																					$ 8,730
Stock issued for services, shares													230,000
Two Individuals [Member] | Minimum [Member]
Share price													$ 0.035																							0.035	$ 0.035
Two Individuals [Member] | Maximum [Member]
Share price													$ 0.17																							$ 0.17	$ 0.17
Subsequent Event [Member]
Stock-based compensation expense																													$ 5,721,000
Subsequent Event [Member] | Consultant [Member]
Stock-based compensation expense																													290,000
Share price												$ 0.145
Stock issued for services, shares												2,000,000
Subsequent Event [Member] | Mr. Mitrani [Member]
Common stock granted											15,000,000
Stock issued during period, shares, new issues										47,675,000
Subsequent Event [Member] | One Individual [Member]
Stock-based compensation expense																													$ 36,225
Share price												$ 0.145
Stock issued for services, shares												250,000
Subsequent Event [Member] | Dr. Mari Mitrani [Member]
Common stock granted											15,000,000
Stock issued during period, shares, new issues										47,675,000
Subsequent Event [Member] | Mr. Bothwell [Member]
Common stock granted											15,000,000
Stock issued during period, shares, new issues										47,675,000
Subsequent Event [Member] | Dr. Allen Meglin [Member]
Common stock granted											1,000,000
Board of Directors [Member]
Voting right, percentage		Voting equivalency of 53.55%									Voting equivalency of 53.55%									Voting equivalency of 50.30%	Voting equivalency of 50.30%
Board of Directors [Member] | Subsequent Event [Member]
Voting right, percentage		Voting equivalency of 53.55%									Voting equivalency of 53.55%
Common stock, shares authorized		2,500,000,000									2,500,000,000
Executive Management [Member]
Stock issued during period, shares, new issues										45,000,000
Executive Management [Member] | Subsequent Event [Member]
Stock issued during period, shares, new issues										45,000,000
Non-executive Board Members [Member]
Stock issued during period, shares, new issues										2,000,000
Non-executive Board Members [Member] | Subsequent Event [Member]
Stock issued during period, shares, new issues										2,000,000
Administrative Staff [Member]
Stock issued during period, shares, new issues										550,000
Administrative Staff [Member] | Subsequent Event [Member]
Stock issued during period, shares, new issues										550,000
Medical Advisors [Member]
Stock issued during period, shares, new issues										125,000
Medical Advisors [Member] | Subsequent Event [Member]
Stock issued during period, shares, new issues										125,000